Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000024675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,117	$ 10,161	$ 10,772	$ 11,146	$ 11,683	$ 10,898	$ 11,062	$ 11,458	$ 11,728	$ 12,472
C000024676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — with sales load
Accumulated Value	9,550		9,644	9,663	10,230	10,549	11,032	10,266	10,397	10,745	10,974	11,643
Morningstar Municipal National Intermediate Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Intermediate Funds Category Average
Accumulated Value	10,000		10,090.135	10,157.44831	10,720.52036	10,969.07134	11,573.67119	10,812.18844	10,836.39044	11,163.9301	11,421.16603	12,132.13247
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Intermediate Index
Accumulated Value	10,000		10,171.125	10,210.34588	10,863.58951	11,330.11007	11,750.50927	11,057.74272	11,173.66325	11,395.46493	11,792.26983	12,490.12221
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,157.417	$ 10,285.18512	$ 10,908.94354	$ 11,331.00184	$ 11,864.06542	$ 11,155.49242	$ 11,176.63208	$ 11,498.03513	$ 11,779.1046	$ 12,553.37813